Summary of the Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Available-for-sale securities, amortized cost
Due within one year	$ 2,230	¥ 185,404
Due after one to five years	5,078	422,260
Due after five to ten years	1,816	150,967
Due after ten years	682	56,739
Available-for-sale Securities, Debt Maturities, Amortized Cost, Total	9,806	815,370
Available-for-sale securities, fair value
Due within one year	2,230	185,404
Due after one to five years	5,044	419,450
Due after five to ten years	1,809	150,362
Due after ten years	683	56,823
Available-for-sale Securities, Debt Maturities, Fair Value, Total	9,766	812,039
Held-to-maturity securities, amortized cost
Due after ten years	526	43,695
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount, Total	526	43,695
Held-to-maturity securities, fair value
Due after ten years	531	44,107
Held-to-maturity Securities, Debt Maturities, Fair Value, Total	$ 531	¥ 44,107